NOTES AND OTHER LOANS PAYABLE (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	9 Months Ended
	Feb. 21, 2020	Jun. 30, 2020	Jan. 31, 2022	Jan. 31, 2020	Jan. 08, 2020	Dec. 11, 2019
Cheryl Hintzen [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties, Current						$ 400
Debt stated interest rate						10.00%
Accrued interest				$ 559
Notes Payable, Current					$ 80
Cheryl Hintzen 2 [Member]
Debt Instrument [Line Items]
Debt stated interest rate					10.00%
Debt maturity date			Mar. 08, 2020
Debt Instrument, Increase, Accrued Interest		$ 1,321
Gpl Ventures [Member]
Debt Instrument [Line Items]
Debt stated interest rate	10.00%
Debt maturity date	Apr. 30, 2020
Cash Collateral for Borrowed Securities	$ 250